COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Apr. 30, 2013 sqft	Apr. 30, 2012	Apr. 30, 2011	Jan. 31, 2012
Real Estate Properties [Line Items]
Number of properties under operating ground and air rights lease	12
Rent payable per year under ground lease	$ 500,000
Number of renewal of lease	6
Operating Leases, Future Minimum Payments [Abstract]
2014	504,000
2015	506,000
2016	478,000
2017	449,000
2018	449,000
Thereafter	21,667,000
Total	24,053,000
Tenant improvements	7,500,000
Commitment period for tenant improvements	12 years
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	96,627,000
Total gross rental revenue from properties subject to purchase options	7,927,000	6,250,000	4,407,000
Number of properties subject to restrictions on taxable dispositions	112
Area of a real estate property (in square feet)	6,200,000
Number of apartment units owned	4,865
Real estate investment amount of properties (net of accumulated depreciation)	855,300,000
Redemption basis	one-for-one
Redemption holding period, minimum	1 year
Number of consecutive trading days for valuation	10 days
Aggregate redemption value of UPREIT Units of operating partnership owned by limited partners	209,700,000	147,800,000
Joint ventures partner's interest acquired				1,300,000
Estimated cost of construction	25,800,000
Arcata Apartments, Golden Valley, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of land (in acres)	2
Number of apartment units owned	165
Estimated cost of construction	33,400,000
Arrowhead First International Bank - Minot ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of a real estate property (in square feet)	3,700
Estimated cost of construction	1,700,000
Project costs incurred to date	1,600,000
Bank Office Build-to-Suit, Minot, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of land (in acres)	1.1
Area of a real estate property (in square feet)	5,000
Billings 2300 Grant Road - Billings, MT [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,522,000
Total gross rental revenue from properties subject to purchase options	299,000	291,000	226,000
Cypress Court Apartment Development St. Cloud, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Number of apartment units owned	132
Estimated cost of construction	14,300,000
Project costs incurred to date	6,500,000
Number of apartment units placed in service	2
Interest in joint venture (in hundredths)	79.00%
Interest in joint venture held by joint venture partner (in hundredths)	21.00%
Fargo 1320 45th Street N - Fargo, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,160,000
Total gross rental revenue from properties subject to purchase options	400,000	400,000	333,000
First Avenue Apartment Homes, Minot, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of a real estate property (in square feet)	15,000
Number of apartment units owned	20
Estimated cost of construction	3,000,000
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	21,601,000
Total gross rental revenue from properties subject to purchase options	2,152,000	2,152,000	2,152,000
Missoula 3050 Great Northern - Missoula, MT [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,723,000
Total gross rental revenue from properties subject to purchase options	323,000	315,000	243,000
Renaissance Heights I Apartments, Williston, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of land (in acres)	14.5
Number of apartment units owned	288
Estimated cost of construction	62,200,000
Interest in joint venture (in hundredths)	70.00%
River Ridge Apartment Homes, Bismarck, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Number of apartment units owned	146
Project costs incurred to date	13,200,000
Sartell 2000 23rd Street South - Sartell, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	12,716,000
Total gross rental revenue from properties subject to purchase options	365,000	868,000	1,209,000
Southgate Apartments, Minot, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Number of apartment units owned	341
Estimated cost of construction	52,200,000
Project costs incurred to date	13,900,000
Interest in joint venture (in hundredths)	51.00%
Interest in joint venture held by joint venture partner (in hundredths)	49.00%
Spring Creek American Falls- American Falls, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,070,000
Total gross rental revenue from properties subject to purchase options	352,000	234,000	0
Spring Creek Boise - Boise, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	5,075,000
Total gross rental revenue from properties subject to purchase options	440,000	293,000	0
Spring Creek Eagle - Eagle, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,100,000
Total gross rental revenue from properties subject to purchase options	356,000	237,000	0
Spring Creek Meridian - Meridian, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	7,250,000
Total gross rental revenue from properties subject to purchase options	624,000	417,000	0
Spring Creek Overland - Overland, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	6,725,000
Total gross rental revenue from properties subject to purchase options	580,000	387,000	0
Spring Creek Soda Springs - Soda Springs, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,262,000
Total gross rental revenue from properties subject to purchase options	196,000	130,000	0
Spring Creek Ustick - Meridian, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,300,000
Total gross rental revenue from properties subject to purchase options	368,000	246,000	0
St. Michael Clinic - St. Michael, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,851,000
Total gross rental revenue from properties subject to purchase options	249,000	248,000	244,000
Urbandale - Urbandale, IA [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	15,218,000
Total gross rental revenue from properties subject to purchase options	1,153,000	0	0
Winsted Industrial Building - Winsted, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	1,054,000
Total gross rental revenue from properties subject to purchase options	$ 70,000	$ 32,000	$ 0